UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:     September 30, 2007
                                                -------------------------

Check here if Amendment [ ];  Amendment Number:
  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Cedar Hill Capital Partners, LLC
           ---------------------------------------------------
Address:          445 Park Avenue, 5th Floor
           ---------------------------------------------------
                  New York, New York 10022
           ---------------------------------------------------

Form 13F File Number: 028-12174

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Frank J. Paone
           ---------------------------------------------------
Title:            Chief Financial Officer
         -----------------------------------------------------
Phone:            (212) 201-5805
         -----------------------------------------------------

Signature, Place, and Date of Signing:


/s/ Frank J. Paone                 New York, NY                  12/6/07
-------------------------    ------------------------        -----------------
      [Signature]                 [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
                                          -----------------------
Form 13F Information Table Entry Total:           58
                                          -----------------------
Form 13F Information Table Value Total:           232,012
                                          -----------------------
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE.



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

                                                            FORM 13F INFORMATION TABLE

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      Column 1                       Column 2   Column 3   Column 4         Column 5      Column 6     Column 7      Column 8
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                                     TITLE OF               VALUE     SHARES/  SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
    NAME OF ISSUER                    CLASS      CUSIP     (x1000)    PRN AMT  PRN  CALL  DISCRETION  MANAGERS   SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
AERCAP HOLDINGS NV                     COM      N00985106    8,077    324,500  SH           SOLE                324,500
ALEXANDER & BALDWIN INC                COM      014482103    3,246     64,745  SH           SOLE                 64,745
ALESCO FINL INC                        COM      014485106      123     25,000  SH           SOLE                 25,000
ALLIED WRLD ASSUR COM HLDG             COM      G0219G203    1,557     30,000  SH           SOLE                 30,000
AMERICAN FINL GROUP INC                COM      025932104    6,269    219,800  SH           SOLE                219,800
AMEX MATERIALS SELECT 'SPDR' FUND      PUT      81369Y100      525      7,500  SH   PUT     SOLE                  7,500
AMEX MATERIALS SELECT 'SPDR' FUND      PUT      81369Y100      844      7,500  SH   PUT     SOLE                  7,500
ANTHRACITE CAP INC                     COM      037023108      228     25,000  SH   PUT     SOLE                 25,000
ARCHSTONE SMITH TRUST                  PUT      039583109      165      3,000  SH   PUT     SOLE                  3,000
ASPEN INSURANCE HOLDINGS LTD           COM      G05384105    1,396     50,000  SH           SOLE                 50,000
BANKATLANTIC BANCORP                   CL A     065908501    7,331    845,524  SH           SOLE                845,524
BANKRATE INC                           COM      06646V108    6,913    149,899  SH           SOLE                149,899
CAPITAL ONE FINL CORP                  COM      14040H105    2,325     35,000  SH           SOLE                 35,000
CAPITAL TRUST INC MD                   COM      14052H506    1,894     53,340  SH           SOLE                 53,340
COLONIAL BANCGROUP INC                 COM      195493309      588     27,187  SH           SOLE                 27,187
COMMERCE BANCORP INC NJ                COM      200519106    3,878    100,000  SH           SOLE                100,000
COMMERCE BANCORP INC NJ                CALL     200519106       98      1,000  SH   CALL    SOLE                  1,000
COMPUCREDIT CORP                       COM      20478N100    2,092     96,343  SH           SOLE                 96,343

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

                                                            FORM 13F INFORMATION TABLE

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      Column 1                       Column 2   Column 3   Column 4         Column 5      Column 6     Column 7      Column 8
------------------------------------------------------------------------------------------------------------------------------------
                                     TITLE OF               VALUE     SHARES/  SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
    NAME OF ISSUER                    CLASS      CUSIP     (x1000)    PRN AMT  PRN  CALL  DISCRETION  MANAGERS   SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
CORUS BANKSHARES INC                   COM      220873103    1,953    150,000  SH           SOLE                150,000
COUNTRYWIDE FINANCIAL CORP             PUT      222372104       18      1,000  SH   PUT     SOLE                  1,000
COUNTRYWIDE FINANCIAL CORP             PUT      222372104      201      3,500  SH   PUT     SOLE                  3,500
DEERFIELD TRIARC CAP CORP              COM      244572301   11,828  1,307,000  SH           SOLE              1,307,000
DISCOVER FINANCIAL SVCS                COM      254709108    9,081    436,600  SH           SOLE                436,600
DOLLAR FINL CORP                       COM      256664103   14,265    500,000  SH           SOLE                500,000
EAGLE MATERIALS INC                    COM      26969P108    2,144     60,000  SH           SOLE                 60,000
EATON VANCE CORP                       COM      278265103      999     25,000  SH           SOLE                 25,000
                                     NON-VTG
EMPLOYERS HOLDINGS INC                 COM      292218104      515     25,000  SH           SOLE                 25,000
EUROBANCSHARES INC                     COM      298716101    2,284    296,608  SH           SOLE                296,608
FIRST CASH FINL SVCS INC               COM      31942D107    3,883    165,600  SH           SOLE                165,600
FIRST HORIZON NATL CORP                COM      320517105    6,665    250,000  SH           SOLE                250,000
FIRST MARBLEHEAD CORP                  COM      320771108    4,271    112,600  SH           SOLE                112,600
FREEDOM ACQUISITION HLDGS INC          COM      35645F103    4,500    400,000  SH           SOLE                400,000
FREMONT GEN CORP                       COM      357288109      558    143,024  SH           SOLE                143,024
FRIEDMAN BILLINGS RAMSEY GROUP INC     CALL     358434108       14      5,500  SH   CALL    SOLE                  5,500
HANOVER INSUR GROUP INC                COM      410867105   13,717    310,400  SH           SOLE                310,400
HSBC HOLDINGS PLC                      PUT      404280406        7      5,000  SH           PUT                   5,000

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

                                                            FORM 13F INFORMATION TABLE

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      Column 1                       Column 2   Column 3   Column 4         Column 5      Column 6     Column 7      Column 8
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                                     TITLE OF               VALUE     SHARES/  SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
    NAME OF ISSUER                    CLASS      CUSIP     (x1000)    PRN AMT  PRN  CALL  DISCRETION  MANAGERS   SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------

INDYMAC BANCORP INC                    COM      456607100       21        900  SH           SOLE                    900
INVESTOOLS INC                         COM      46145P103    9,672    800,000  SH           SOLE                800,000
LABOR READY INC                        COM      505401208    2,453    132,537  SH           SOLE                132,537
MAX CAPITAL GROUP LTD                  COM      G6052F103    3,926    140,000  SH           SOLE                140,000
MF GLOBAL LTD                          COM      G60642108    5,815    200,500  SH           SOLE                200,500
NYMEX HOLDINGS INC                     COM      62948N104    3,905     30,000  SH           SOLE                 30,000
NELNET INC                             CL A     64031N108   24,834  1,361,500  SH           SOLE              1,361,500
PENSON WORLDWIDE INC                   COM      709600100    5,086    275,203  SH           SOLE                275,203
PLATINUM UNDERWRITERS HLDGS LTD        COM      G7127P100    6,293    175,000  SH           SOLE                175,000
PORTFOLIO RECOVERY ASSOCS INC          COM      73640Q105    1,999     37,659  SH           SOLE                 37,659
SECURITY CAPITAL ASSURANCE LTD         COM      G8018D107    2,334    102,203  SH           SOLE                102,203
SWS GROUP INC                          COM      78503N107    5,655    319,700  SH           SOLE                319,700
TELECOMMUNICATION SYS INC              CL A     87929J103    2,753    690,000  SH           SOLE                690,000
THORNBURG MTG INC                      COM      885218107    2,442    190,000  SH           SOLE                190,000
TRADESTATION GROUP INC                 COM      89267P105    9,103    780,000  SH           SOLE                780,000
TRINITY INDUS INC                      COM      896522109    1,877     50,000  SH           SOLE                 50,000
WADDELL & REED FINL INC                CL A     930059100    1,352     50,000  SH           SOLE                 50,000
WASHINGTON MUT INC                     PUT      939322103      230      2,000  SH           PUT                   2,000
WELLPOINT INC                          COM      94973V107    3,946     50,000  SH           SOLE                 50,000

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

                                                            FORM 13F INFORMATION TABLE

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      Column 1                       Column 2   Column 3   Column 4         Column 5      Column 6     Column 7      Column 8
------------------------------------------------------------------------------------------------------------------------------------
                                     TITLE OF               VALUE     SHARES/  SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
    NAME OF ISSUER                    CLASS      CUSIP     (x1000)    PRN AMT  PRN  CALL  DISCRETION  MANAGERS   SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
WESTERN ALLIANCE BANCORP               COM      957638109      995     42,200  SH           SOLE                 42,200
WHITE MTNS INS GROUP LTD               COM      G9618E107   10,952     21,072  SH           SOLE                 21,072
WINTRUST FINANCIAL CORP                COM      97650W108    1,917     44,900  SH           SOLE                 44,900